SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue from external customers
Total revenue	$ 1,380,382	$ 1,675,894	$ 5,355,380	$ 5,233,483	$ 7,105,530	$ 8,171,635
Cost of sales:
Total cost of revenue	493,042	1,310,248	2,589,355	3,910,883	5,242,616	5,701,645
Gross income (loss)	887,340	365,646	2,766,025	1,322,600	1,862,914	2,469,990
Other income (expense)
Software development costs	(13,083)	(13,635)	(39,512)	(40,972)	(54,644)	(55,645)
Depreciation	(48,437)	(60,867)	(140,844)	(182,344)	(236,659)	(248,988)
Total operating expenses	(6,131,964)	(1,540,260)	(10,029,188)	(7,544,069)	(11,184,246)	(20,430,408)
Income (loss) from operations	(5,244,624)	(1,174,614)	(7,263,163)	(6,221,469)	(9,321,332)	(17,960,418)
Write-off of intangible assets	209,172		209,172
Loss on disposal of subsidiary	(8,157)		(8,157)		(75)
Loss on early lease termination	(69)		(69)
Gain on disposal of plant and equipment			(5)	206	205	1,438
Other income	247,468	17,003	962,536	245,007	294,900	185,652
Total other income (expense)	30,438	(154,156)	757,018	114,715	(835,426)	(113,185)
Income (loss) before income taxes	(5,214,186)	(1,328,770)	(6,506,145)	(6,106,754)	(10,156,758)	(18,073,603)
Other income (expense)
Intangible assets, net	5,025,703		5,025,703		5,504,047	6,081,728
Total cost of revenue	(493,042)	(1,310,248)	(2,589,355)	(3,910,883)	(5,242,616)	(5,701,645)
Waiver of loan payable	17	382	8,509	43,792	43,835	192,716
Write-off of goodwill					(6,348)
Dividend income						7,638
Gain on early lease termination						1,064
Cost of online ordering [Member]
Cost of sales:
Total cost of revenue	14,788	6,650	23,826	33,281	38,905	474,576
Other income (expense)
Total cost of revenue	(14,788)	(6,650)	(23,826)	(33,281)	(38,905)	(474,576)
Cost of digital marketing [Member]
Cost of sales:
Total cost of revenue	478,222	1,298,566	2,564,632	3,802,729	5,123,662	4,953,510
Other income (expense)
Total cost of revenue	(478,222)	(1,298,566)	(2,564,632)	(3,802,729)	(5,123,662)	(4,953,510)
Cost of data [Member]
Cost of sales:
Total cost of revenue	32	(2,995)	897	47,065	50,750	44,750
Other income (expense)
Total cost of revenue	(32)	2,995	(897)	(47,065)	(50,750)	(44,750)
Software Sales [Member]
Cost of sales:
Total cost of revenue		8,027		27,808	29,299	228,809
Other income (expense)
Total cost of revenue		(8,027)		(27,808)	(29,299)	(228,809)
Chief Financial Officer [Member]
Revenue from external customers
Total revenue	1,380,382	1,675,894	5,355,380	5,233,483	7,105,530	8,171,635
Cost of sales:
Total cost of revenue	(493,042)	(1,310,248)	(2,589,355)	(3,910,883)	5,242,616	5,701,645
Gross income (loss)	887,340	365,646	2,766,025	1,322,600	1,862,914	2,469,990
Other income (expense)
Sales and marketing expenses		(40,263)	(229,474)	(311,096)	(341,461)	(577,931)
Software development costs	(13,083)	(13,635)	(39,512)	(40,972)	(54,644)	(55,645)
Depreciation	(48,437)	(60,867)	(140,844)	(182,344)	(236,659)	(248,988)
Amortization	(65,772)	(105,028)	(293,751)	(310,962)	(414,995)	(1,022,485)
General and administrative expenses	(5,880,803)	(1,320,467)	(9,325,607)	(6,698,695)	(10,136,487)	(18,525,359)
Total operating expenses	(6,131,964)	(1,540,260)	(10,029,188)	(7,544,069)	(11,184,246)	(20,430,408)
Income (loss) from operations	(5,244,624)	(1,174,614)	(7,263,163)	(6,221,469)	(9,321,332)	(17,960,418)
Write-off of intangible assets	(209,172)		(209,172)		(135,000)	(276,000)
Interest income	1,415	3,985	4,592	10,114	13,447	160,702
Interest expense	(833)	(40,466)	(1,216)	(40,924)	(152,144)	(235)
Loss on disposal of subsidiary	(8,157)		(8,157)		(75)
Loss on early lease termination	(69)		(69)
Gain on disposal of plant and equipment	(231)	(135,000)	(5)	206		1,438
Waiver of loan payable	17	382	8,509	43,792
Other income	247,468	17,003	962,536	245,007	294,900	185,652
Total other income (expense)	30,438	(154,156)	757,018	114,715	(835,426)	(113,185)
Income (loss) before income taxes	(5,214,186)	(1,328,770)	(6,506,145)	(6,106,754)	(10,156,758)	(18,073,603)
Gain on disposal of plant and equipment				(135,000)
Write-off of plant and equipment				(8,480)
Other income (expense)
Write-off of plant and equipment		(60)
Intangible assets, net	5,107,552		5,107,552		5,585,896	6,081,728
Identifiable assets	27,826,823		27,826,823		15,693,805	10,281,446
Total cost of revenue	493,042	1,310,248	2,589,355	3,910,883	(5,242,616)	(5,701,645)
(Loss) gain on disposal of plant and equipment					(67,201)
Provision for loss on litigation settlement					(818,352)
Waiver of loan payable					43,835	192,716
Write-off of plant and equipment					(8,488)	(386,160)
Write-off of goodwill					(6,348)
Dividend income						7,638
Gain on early lease termination						1,064
Chief Financial Officer [Member] | Sales – Online Ordering [Member]
Revenue from external customers
Total revenue	10,212	4,931	17,591	29,360	34,808	512,124
Chief Financial Officer [Member] | Sales – Digital Marketing [Member]
Revenue from external customers
Total revenue	801,422	1,461,480	4,049,548	4,542,073	6,173,970	5,966,611
Chief Financial Officer [Member] | Sales – Online Ticketing and Reservation [Member]
Revenue from external customers
Total revenue	568,673	208,873	1,287,769	650,480	885,017	1,606,800
Chief Financial Officer [Member] | Sales – Data [Member]
Revenue from external customers
Total revenue	75	106	472	4,849	4,898	24,018
Chief Financial Officer [Member] | Cost of online ordering [Member]
Cost of sales:
Total cost of revenue	(14,788)	(6,650)	(23,826)	(33,281)	38,905	474,576
Other income (expense)
Total cost of revenue	14,788	6,650	23,826	33,281	(38,905)	(474,576)
Chief Financial Officer [Member] | Cost of digital marketing [Member]
Cost of sales:
Total cost of revenue	(478,222)	(1,298,566)	(2,564,632)	(3,802,729)	5,123,662	4,953,510
Other income (expense)
Total cost of revenue	478,222	1,298,566	2,564,632	3,802,729	(5,123,662)	(4,953,510)
Chief Financial Officer [Member] | Cost of data [Member]
Cost of sales:
Total cost of revenue	(32)	2,995	(897)	(47,065)	50,750	44,750
Other income (expense)
Total cost of revenue	32	(2,995)	897	47,065	(50,750)	(44,750)
Chief Financial Officer [Member] | Software Cost [Member]
Cost of sales:
Total cost of revenue		(8,027)		(27,808)	29,299	228,809
Other income (expense)
Total cost of revenue		8,027		27,808	(29,299)	(228,809)
Chief Financial Officer [Member] | Software Sales [Member]
Revenue from external customers
Total revenue		504		6,721	6,837	62,082
Chief Financial Officer [Member] | Cost of Online Platform [Member]
Cost of sales:
Total cost of revenue
Other income (expense)
Total cost of revenue
Chief Financial Officer [Member] | Online FB and Groceries Deliveries [Member]
Revenue from external customers
Total revenue						98,004
Cost of sales:
Total cost of revenue		1		(501)	499	103,641
Gross income (loss)		1		(501)	(499)	(5,637)
Other income (expense)
Sales and marketing expenses						(2,465)
Software development costs
Depreciation	(3,800)	(5,296)	(13,173)	(15,946)	(21,151)	(31,256)
Amortization
General and administrative expenses	(66,773)	(15,298)	(156,162)	(157,726)	(234,917)	(618,061)
Total operating expenses	(70,573)	(20,594)	(169,335)	(173,672)	(256,068)	(651,782)
Income (loss) from operations	(70,573)	(20,593)	(169,335)	(174,173)	(256,567)	(657,419)
Write-off of intangible assets
Interest income	4	1	11	10	11	18
Interest expense						(27)
Loss on disposal of subsidiary
Loss on early lease termination
Gain on disposal of plant and equipment				206		(477,285)
Waiver of loan payable
Other income		(66)		3,705	3,750	4,018
Total other income (expense)	4	(65)	11	3,921	3,966	(659,082)
Income (loss) before income taxes	(70,569)	(20,658)	(169,324)	(170,252)	(252,601)	(1,316,501)
Gain on disposal of plant and equipment
Write-off of plant and equipment
Other income (expense)
Write-off of plant and equipment
Intangible assets, net
Identifiable assets	96,920		96,920		111,636	167,360
Total cost of revenue		(1)		501	(499)	(103,641)
(Loss) gain on disposal of plant and equipment					205
Provision for loss on litigation settlement
Waiver of loan payable						192,716
Write-off of plant and equipment						(386,160)
Write-off of goodwill
Dividend income						7,638
Gain on early lease termination
Chief Financial Officer [Member] | Online FB and Groceries Deliveries [Member] | Sales – Online Ordering [Member]
Revenue from external customers
Total revenue						98,004
Chief Financial Officer [Member] | Online FB and Groceries Deliveries [Member] | Sales – Digital Marketing [Member]
Revenue from external customers
Total revenue
Chief Financial Officer [Member] | Online FB and Groceries Deliveries [Member] | Sales – Online Ticketing and Reservation [Member]
Revenue from external customers
Total revenue
Chief Financial Officer [Member] | Online FB and Groceries Deliveries [Member] | Sales – Data [Member]
Revenue from external customers
Total revenue
Chief Financial Officer [Member] | Online FB and Groceries Deliveries [Member] | Cost of online ordering [Member]
Cost of sales:
Total cost of revenue		1		(501)	499	103,641
Other income (expense)
Total cost of revenue		(1)		501	(499)	(103,641)
Chief Financial Officer [Member] | Online FB and Groceries Deliveries [Member] | Cost of digital marketing [Member]
Cost of sales:
Total cost of revenue
Other income (expense)
Total cost of revenue
Chief Financial Officer [Member] | Online FB and Groceries Deliveries [Member] | Cost of data [Member]
Cost of sales:
Total cost of revenue
Other income (expense)
Total cost of revenue
Chief Financial Officer [Member] | Online FB and Groceries Deliveries [Member] | Software Cost [Member]
Cost of sales:
Total cost of revenue
Other income (expense)
Total cost of revenue
Chief Financial Officer [Member] | Online FB and Groceries Deliveries [Member] | Software Sales [Member]
Revenue from external customers
Total revenue
Chief Financial Officer [Member] | Online FB and Groceries Deliveries [Member] | Cost of Online Platform [Member]
Cost of sales:
Total cost of revenue
Other income (expense)
Total cost of revenue
Chief Financial Officer [Member] | Digital Marketing [Member]
Revenue from external customers
Total revenue	599,918	1,461,480	3,145,351	4,542,073	6,173,970	5,378,114
Cost of sales:
Total cost of revenue	(478,222)	(1,298,566)	(2,564,632)	(3,802,729)	5,123,662	4,953,510
Gross income (loss)	121,696	162,914	580,719	739,344	1,050,308	424,604
Other income (expense)
Sales and marketing expenses		(2,053)	(11,065)	(75,919)	(84,224)	(48,835)
Software development costs
Depreciation	(7,634)	(6,287)	(22,570)	(18,444)	(26,071)	(20,397)
Amortization
General and administrative expenses	(640,126)	(379,481)	(1,410,213)	(1,248,313)	(1,472,520)	(1,472,010)
Total operating expenses	(649,599)	(387,821)	(1,443,848)	(1,342,676)	(1,582,815)	(1,541,242)
Income (loss) from operations	(527,903)	(224,907)	(863,129)	(603,332)	(532,507)	(1,116,638)
Write-off of intangible assets
Interest income	57	39	271	358	500	390
Interest expense			(39)		(594)
Loss on disposal of subsidiary
Loss on early lease termination
Gain on disposal of plant and equipment	(231)		(5)			478,723
Waiver of loan payable
Other income	324	658	851	2,009	21,680	6,946
Total other income (expense)	150	697	1,078	2,367	(796,766)	487,123
Income (loss) before income taxes	(527,753)	(224,210)	(862,051)	(600,965)	(1,329,273)	(629,515)
Gain on disposal of plant and equipment
Write-off of plant and equipment
Other income (expense)
Write-off of plant and equipment
Intangible assets, net	1,659,000		1,659,000		1,659,000	1,659,000
Identifiable assets	4,641,699		4,641,699		2,477,449	2,495,897
Total cost of revenue	478,222	1,298,566	2,564,632	3,802,729	(5,123,662)	(4,953,510)
(Loss) gain on disposal of plant and equipment
Provision for loss on litigation settlement					(818,352)
Waiver of loan payable
Write-off of plant and equipment
Write-off of goodwill
Dividend income
Gain on early lease termination						1,064
Chief Financial Officer [Member] | Digital Marketing [Member] | Sales – Online Ordering [Member]
Revenue from external customers
Total revenue
Chief Financial Officer [Member] | Digital Marketing [Member] | Sales – Digital Marketing [Member]
Revenue from external customers
Total revenue	599,918	1,461,480	3,145,351	4,542,073	6,173,970	5,326,664
Chief Financial Officer [Member] | Digital Marketing [Member] | Sales – Online Ticketing and Reservation [Member]
Revenue from external customers
Total revenue
Chief Financial Officer [Member] | Digital Marketing [Member] | Sales – Data [Member]
Revenue from external customers
Total revenue
Chief Financial Officer [Member] | Digital Marketing [Member] | Cost of online ordering [Member]
Cost of sales:
Total cost of revenue
Other income (expense)
Total cost of revenue
Chief Financial Officer [Member] | Digital Marketing [Member] | Cost of digital marketing [Member]
Cost of sales:
Total cost of revenue	(478,222)	(1,298,566)	(2,564,632)	(3,802,729)	5,123,662	4,953,510
Other income (expense)
Total cost of revenue	478,222	1,298,566	2,564,632	3,802,729	(5,123,662)	(4,953,510)
Chief Financial Officer [Member] | Digital Marketing [Member] | Cost of data [Member]
Cost of sales:
Total cost of revenue
Other income (expense)
Total cost of revenue
Chief Financial Officer [Member] | Digital Marketing [Member] | Software Cost [Member]
Cost of sales:
Total cost of revenue
Other income (expense)
Total cost of revenue
Chief Financial Officer [Member] | Digital Marketing [Member] | Software Sales [Member]
Revenue from external customers
Total revenue						51,450
Chief Financial Officer [Member] | Digital Marketing [Member] | Cost of Online Platform [Member]
Cost of sales:
Total cost of revenue
Other income (expense)
Total cost of revenue
Chief Financial Officer [Member] | Online Ticketing and Reservation [Member]
Revenue from external customers
Total revenue	768,673	209,377	2,044,872	657,201	891,854	2,256,634
Cost of sales:
Total cost of revenue		(4,279)		(16,469)	17,769	32,682
Gross income (loss)	768,673	205,098	2,044,872	640,732	874,085	2,223,952
Other income (expense)
Sales and marketing expenses		(37,071)	(135,330)	(134,926)	(166,289)	(260,501)
Software development costs
Depreciation	(9,502)	(21,590)	(27,993)	(64,940)	(80,443)	(88,706)
Amortization	(5,964)	(6,160)	(17,892)	(18,479)	(24,638)	(25,812)
General and administrative expenses	(1,967,147)	(177,439)	(3,271,078)	(1,172,476)	(1,901,294)	(1,720,523)
Total operating expenses	(2,026,478)	(242,260)	(3,452,293)	(1,390,821)	(2,172,664)	(2,118,032)
Income (loss) from operations	(1,257,805)	(37,162)	(1,407,421)	(750,089)	(1,298,579)	(105,920)
Write-off of intangible assets					(135,000)
Interest income	1,351	418	3,287	1,773	2,504	2,452
Interest expense	8		(55)		(26)	973
Loss on disposal of subsidiary
Loss on early lease termination	(69)		(69)
Gain on disposal of plant and equipment
Waiver of loan payable
Other income	244,681	149	847,743	1,357	282,485	21,311
Total other income (expense)	245,971	567	850,906	(131,870)	76,209	24,736
Income (loss) before income taxes	(1,011,834)	(36,595)	(556,515)	(881,959)	(1,222,370)	153,146
Gain on disposal of plant and equipment				(135,000)
Write-off of plant and equipment
Other income (expense)
Write-off of plant and equipment
Intangible assets, net	3,326,320		3,326,320		3,345,161	3,372,445
Identifiable assets	17,465,574		17,465,574		10,190,695	3,188,452
Total cost of revenue		4,279		16,469	(17,769)	(32,682)
(Loss) gain on disposal of plant and equipment					(67,406)
Provision for loss on litigation settlement
Waiver of loan payable
Write-off of plant and equipment
Write-off of goodwill					(6,348)
Dividend income
Gain on early lease termination
Chief Financial Officer [Member] | Online Ticketing and Reservation [Member] | Sales – Online Ordering [Member]
Revenue from external customers
Total revenue
Chief Financial Officer [Member] | Online Ticketing and Reservation [Member] | Sales – Digital Marketing [Member]
Revenue from external customers
Total revenue	200,000		757,103			639,947
Chief Financial Officer [Member] | Online Ticketing and Reservation [Member] | Sales – Online Ticketing and Reservation [Member]
Revenue from external customers
Total revenue	568,673	208,873	1,287,769	650,480	885,017	1,606,800
Chief Financial Officer [Member] | Online Ticketing and Reservation [Member] | Sales – Data [Member]
Revenue from external customers
Total revenue
Chief Financial Officer [Member] | Online Ticketing and Reservation [Member] | Cost of online ordering [Member]
Cost of sales:
Total cost of revenue
Other income (expense)
Total cost of revenue
Chief Financial Officer [Member] | Online Ticketing and Reservation [Member] | Cost of digital marketing [Member]
Cost of sales:
Total cost of revenue
Other income (expense)
Total cost of revenue
Chief Financial Officer [Member] | Online Ticketing and Reservation [Member] | Cost of data [Member]
Cost of sales:
Total cost of revenue
Other income (expense)
Total cost of revenue
Chief Financial Officer [Member] | Online Ticketing and Reservation [Member] | Software Cost [Member]
Cost of sales:
Total cost of revenue		(4,279)		(16,469)	17,769	32,682
Other income (expense)
Total cost of revenue		4,279		16,469	(17,769)	(32,682)
Chief Financial Officer [Member] | Online Ticketing and Reservation [Member] | Software Sales [Member]
Revenue from external customers
Total revenue		504		6,721	6,837	9,887
Chief Financial Officer [Member] | Online Ticketing and Reservation [Member] | Cost of Online Platform [Member]
Cost of sales:
Total cost of revenue
Other income (expense)
Total cost of revenue
Chief Financial Officer [Member] | ECommerce [Member]
Revenue from external customers
Total revenue	10,212	4,931	17,591	29,360	34,808	414,120
Cost of sales:
Total cost of revenue	(14,788)	(10,399)	(23,826)	(44,119)	49,936	565,141
Gross income (loss)	(4,576)	(5,468)	(6,235)	(14,759)	(15,128)	(151,021)
Other income (expense)
Sales and marketing expenses		(580)	(6,233)	(20,848)	(22,075)	(79,581)
Software development costs
Depreciation	(11,684)	(11,684)	(35,053)	(35,053)	(46,737)	(42,803)
Amortization
General and administrative expenses	(40,368)	(106,883)	(122,897)	(343,741)	(411,758)	(870,286)
Total operating expenses	(55,403)	(119,147)	(164,183)	(399,642)	(480,570)	(992,670)
Income (loss) from operations	(59,979)	(124,615)	(170,418)	(414,401)	(495,698)	(1,143,691)
Write-off of intangible assets
Interest income	3		3	3	3	1,006
Interest expense
Loss on disposal of subsidiary
Loss on early lease termination
Gain on disposal of plant and equipment
Waiver of loan payable
Other income		122	314	3,447	7,180	10,629
Total other income (expense)	3	122	317	3,450	7,183	11,635
Income (loss) before income taxes	(59,976)	(124,493)	(170,101)	(410,951)	(488,515)	(1,132,056)
Gain on disposal of plant and equipment
Write-off of plant and equipment
Other income (expense)
Write-off of plant and equipment
Intangible assets, net
Identifiable assets	145,489		145,489		214,933	361,421
Total cost of revenue	14,788	10,399	23,826	44,119	(49,936)	(565,141)
(Loss) gain on disposal of plant and equipment
Provision for loss on litigation settlement
Waiver of loan payable
Write-off of plant and equipment
Write-off of goodwill
Dividend income
Gain on early lease termination
Chief Financial Officer [Member] | ECommerce [Member] | Sales – Online Ordering [Member]
Revenue from external customers
Total revenue	10,212	4,931	17,591	29,360	34,808	414,120
Chief Financial Officer [Member] | ECommerce [Member] | Sales – Digital Marketing [Member]
Revenue from external customers
Total revenue
Chief Financial Officer [Member] | ECommerce [Member] | Sales – Online Ticketing and Reservation [Member]
Revenue from external customers
Total revenue
Chief Financial Officer [Member] | ECommerce [Member] | Sales – Data [Member]
Revenue from external customers
Total revenue
Chief Financial Officer [Member] | ECommerce [Member] | Cost of online ordering [Member]
Cost of sales:
Total cost of revenue	(14,788)	(6,651)	(23,826)	(32,780)	38,406	370,935
Other income (expense)
Total cost of revenue	14,788	6,651	23,826	32,780	(38,406)	(370,935)
Chief Financial Officer [Member] | ECommerce [Member] | Cost of digital marketing [Member]
Cost of sales:
Total cost of revenue
Other income (expense)
Total cost of revenue
Chief Financial Officer [Member] | ECommerce [Member] | Cost of data [Member]
Cost of sales:
Total cost of revenue
Other income (expense)
Total cost of revenue
Chief Financial Officer [Member] | ECommerce [Member] | Software Cost [Member]
Cost of sales:
Total cost of revenue		(3,748)		(11,339)	11,530	194,206
Other income (expense)
Total cost of revenue		3,748		11,339	(11,530)	(194,206)
Chief Financial Officer [Member] | ECommerce [Member] | Software Sales [Member]
Revenue from external customers
Total revenue
Chief Financial Officer [Member] | ECommerce [Member] | Cost of Online Platform [Member]
Cost of sales:
Total cost of revenue
Other income (expense)
Total cost of revenue
Chief Financial Officer [Member] | Telecommunication Reseller [Member]
Revenue from external customers
Total revenue	1,579	106	147,566	4,849	4,898	24,018
Cost of sales:
Total cost of revenue	(32)	2,995	(897)	(47,065)	50,750	44,750
Gross income (loss)	1,547	3,101	146,669	(42,216)	(45,852)	(20,732)
Other income (expense)
Sales and marketing expenses		(125)	(76,846)	(17,787)	(18,395)	(33,636)
Software development costs
Depreciation
Amortization	(32,486)	(91,248)	(214,254)	(269,940)	(360,270)	(179,212)
General and administrative expenses	(7,798)	(1,813)	(15,668)	(41,647)	(56,471)	(93,944)
Total operating expenses	(115,098)	(93,186)	(306,768)	(329,374)	(435,136)	(306,792)
Income (loss) from operations	(113,551)	(90,085)	(160,099)	(371,590)	(480,988)	(327,524)
Write-off of intangible assets	(209,172)		(209,172)
Interest income
Interest expense	(112)	(203)	(393)	(661)	(838)	(1,181)
Loss on disposal of subsidiary	(10,143)		(10,143)		(75)
Loss on early lease termination
Gain on disposal of plant and equipment
Waiver of loan payable		382		43,792
Other income		1,521		1,748	3,583	12,483
Total other income (expense)	(219,427)	1,700	(219,708)	44,879	46,505	11,302
Income (loss) before income taxes	(332,978)	(88,385)	(379,807)	(326,711)	(434,483)	(316,222)
Gain on disposal of plant and equipment
Write-off of plant and equipment
Other income (expense)
Write-off of plant and equipment
Intangible assets, net					402,399	911,706
Identifiable assets	6,373		6,373		21,347	46,625
Total cost of revenue	32	(2,995)	897	47,065	(50,750)	(44,750)
(Loss) gain on disposal of plant and equipment
Provision for loss on litigation settlement
Waiver of loan payable					43,835
Write-off of plant and equipment
Write-off of goodwill
Dividend income
Gain on early lease termination
Chief Financial Officer [Member] | Telecommunication Reseller [Member] | Sales – Online Ordering [Member]
Revenue from external customers
Total revenue
Chief Financial Officer [Member] | Telecommunication Reseller [Member] | Sales – Digital Marketing [Member]
Revenue from external customers
Total revenue	1,504		147,094
Chief Financial Officer [Member] | Telecommunication Reseller [Member] | Sales – Online Ticketing and Reservation [Member]
Revenue from external customers
Total revenue
Chief Financial Officer [Member] | Telecommunication Reseller [Member] | Sales – Data [Member]
Revenue from external customers
Total revenue	75	106	472	4,849	4,898	24,018
Chief Financial Officer [Member] | Telecommunication Reseller [Member] | Cost of online ordering [Member]
Cost of sales:
Total cost of revenue
Other income (expense)
Total cost of revenue
Chief Financial Officer [Member] | Telecommunication Reseller [Member] | Cost of digital marketing [Member]
Cost of sales:
Total cost of revenue
Other income (expense)
Total cost of revenue
Chief Financial Officer [Member] | Telecommunication Reseller [Member] | Cost of data [Member]
Cost of sales:
Total cost of revenue	(32)	2,995	(897)	(47,065)	50,750	44,750
Other income (expense)
Total cost of revenue	32	(2,995)	897	47,065	(50,750)	(44,750)
Chief Financial Officer [Member] | Telecommunication Reseller [Member] | Software Cost [Member]
Cost of sales:
Total cost of revenue
Other income (expense)
Total cost of revenue
Chief Financial Officer [Member] | Telecommunication Reseller [Member] | Software Sales [Member]
Revenue from external customers
Total revenue
Chief Financial Officer [Member] | Telecommunication Reseller [Member] | Cost of Online Platform [Member]
Cost of sales:
Total cost of revenue
Other income (expense)
Total cost of revenue
Chief Financial Officer [Member] | Corporates [Member]
Revenue from external customers
Total revenue						745
Cost of sales:
Total cost of revenue						1,921
Gross income (loss)						(1,176)
Other income (expense)
Sales and marketing expenses		(434)		(61,616)	(50,478)	(152,913)
Software development costs	(13,083)	(13,635)	(39,512)	(40,972)	(54,644)	(55,645)
Depreciation	(15,817)	(16,010)	(42,055)	(47,961)	(62,257)	(65,826)
Amortization	(27,322)	(7,620)	(61,605)	(22,543)	(30,087)	(817,461)
General and administrative expenses	(3,158,591)	(639,553)	(4,349,589)	(3,734,792)	(6,059,527)	(13,750,535)
Total operating expenses	(3,214,813)	(677,252)	(4,492,761)	(3,907,884)	(6,256,993)	(14,819,890)
Income (loss) from operations	(3,214,813)	(677,252)	(4,492,761)	(3,907,884)	(6,256,993)	(14,821,066)
Write-off of intangible assets						(276,000)
Interest income		3,527	1,020	7,970	10,429	156,836
Interest expense	(729)	(40,263)	(729)	(40,263)	(150,686)
Loss on disposal of subsidiary	1,986		1,986
Loss on early lease termination
Gain on disposal of plant and equipment		(135,000)
Waiver of loan payable	17		8,509
Other income	2,463	14,619	113,628	232,741	(23,778)	130,265
Total other income (expense)	3,737	(157,177)	124,414	191,968	(172,523)	11,101
Income (loss) before income taxes	(3,211,076)	(834,429)	(4,368,347)	(3,715,916)	(6,429,516)	(14,832,455)
Gain on disposal of plant and equipment
Write-off of plant and equipment				(8,480)
Other income (expense)
Write-off of plant and equipment		(60)
Intangible assets, net	122,232		122,232		179,336	138,577
Identifiable assets	5,470,768		5,470,768		2,677,745	4,021,691
Total cost of revenue						(1,921)
(Loss) gain on disposal of plant and equipment
Provision for loss on litigation settlement
Waiver of loan payable
Write-off of plant and equipment					(8,488)
Write-off of goodwill
Dividend income
Gain on early lease termination
Chief Financial Officer [Member] | Corporates [Member] | Sales – Online Ordering [Member]
Revenue from external customers
Total revenue
Chief Financial Officer [Member] | Corporates [Member] | Sales – Digital Marketing [Member]
Revenue from external customers
Total revenue
Chief Financial Officer [Member] | Corporates [Member] | Sales – Online Ticketing and Reservation [Member]
Revenue from external customers
Total revenue
Chief Financial Officer [Member] | Corporates [Member] | Sales – Data [Member]
Revenue from external customers
Total revenue
Chief Financial Officer [Member] | Corporates [Member] | Cost of online ordering [Member]
Cost of sales:
Total cost of revenue
Other income (expense)
Total cost of revenue
Chief Financial Officer [Member] | Corporates [Member] | Cost of digital marketing [Member]
Cost of sales:
Total cost of revenue
Other income (expense)
Total cost of revenue
Chief Financial Officer [Member] | Corporates [Member] | Cost of data [Member]
Cost of sales:
Total cost of revenue
Other income (expense)
Total cost of revenue
Chief Financial Officer [Member] | Corporates [Member] | Software Cost [Member]
Cost of sales:
Total cost of revenue						1,921
Other income (expense)
Total cost of revenue						(1,921)
Chief Financial Officer [Member] | Corporates [Member] | Software Sales [Member]
Revenue from external customers
Total revenue						$ 745
Chief Financial Officer [Member] | Corporates [Member] | Cost of Online Platform [Member]
Cost of sales:
Total cost of revenue
Other income (expense)
Total cost of revenue